Exhibit 99.1

BMO Global Registered Covered Bond Program Monthly Investor Report

Calculation Date:	31-Aug-14
Date of Report:	15-Sep-14

This report contains information regarding Bank of Montreal Registered Covered Bond Program’s Cover Pool as of the indicated Calculation Date. The composition of the Cover Pool will change as Mortgage Loans are added and removed from the Cover Pool from time to time and, accordingly, the characteristics and performance of the Mortgage Loans in the Cover Pool will vary over time.

This report is for distribution only under such circumstances as may be permitted by applicable law. The information contained in this report does not constitute an invitation or recommendation to invest or otherwise deal in, or an offer to sell or the solicitation of an offer to buy or subscribe for, any security. Reliance should not be placed on the information herein when making any decision to buy, hold or sell any security or for any other purpose.

The information set forth below has been obtained and based upon sources believed by Bank of Montreal to be accurate, however, Bank of Montreal makes no representation or warranty, express or implied, in relation to the accuracy, completeness or reliability of the information contained herein. Past performance should not be taken as an indication or guarantee of future performance, and no representation or warranty, express or implied, is made regarding future performance. We assume no liability for any errors or any reliance you place on the information provided herein.

THESE COVERED BONDS HAVE NOT BEEN APPROVED OR DISAPPROVED BY CANADA MORTGAGE HOUSING CORPORATION (CMHC) NOR HAS CMHC PASSED UPON THE ACCURACY OR ADEQUACY OF THIS REPORT. THE COVERED BONDS ARE NOT INSURED OR GUARANTEED BY CMHC OR THE GOVERNMENT OF CANADA OR ANY OTHER AGENCY THEREOF.

Program Information

Series	Initial Principal Amount	Translation Rate	C$ Equivalent	Final Maturity Date(2)	Coupon Rate	Rate Type

CB Series 1	€1,000,000,000	1.5150	$1,515,000,000	May 7, 2019	1.00%	Fixed

Outstanding under the Global Registered Covered Bond Program as of the Calculation Date			$1,515,000,000

Issued prior to CMHC registration under the legacy Covered Bond Program (1)			$7,603,700,000

Total Covered Bond Outstanding			$9,118,700,000

Total Outstanding OSFI Covered Bond Limit			22,634,480,000

Weighted average maturity of Outstanding Covered Bonds (months)			56.19
Weighted average remaining term of Loans in Cover Pool (months)			26.71

Covered Bond Series Ratings			Moody’s	Fitch	DBRS
CB Series 1			Aaa	AAA	AAA

(1) Covered bonds outstanding under the legacy Covered Bond Program do not form part of the BMO Global Registered Covered Bond Program nor do they benefit from the Covered Bond Legislative Framework.

(2) An Extended Due for Payment Date twelve months after the Maturity Date has been specified in the Final Terms of CBL1. The Coupon Rate specified for CBL1 applies until the Final Maturity Date following which the floating rate of interest specified in the Final Terms of CBL1 is payable monthly in arrears from the Final Maturity Date to but excluding the Extended Due for Payment Date. The capitalized terms used here are defined in the Final Terms dated 2 May 2014.

Supplementary Information

Parties to Bank of Montreal Global Registered Covered Bond Program
Issuer	Bank of Montreal
Guarantor Entity	BMO Covered Bond Guarantor Limited Partnership
Servicer and Cash Manager	Bank of Montreal
Interest Rate Swap Provider	Bank of Montreal
Covered Bond Swap Provider	Bank of Montreal
Bond Trustee and Custodian	Computershare Trust Company of Canada
Cover Pool Monitor	KPMG LLP
Account Bank and GDA Provider	Bank of Montreal
Standby Bank Account and Standby GDA Provider	Royal Bank of Canada
Principal Paying Agent	The Bank of New York Mellon

Bank of Montreal Credit Ratings
	Moody’s	Fitch	DBRS
Senior Debt	Aa3	AA-	AA
Short-Term Debt	P-1	F1+	R-1(high)
Ratings Outlook	Negative	Stable	Stable

Applicable Ratings of Standby Account Bank and Standby GDA Provider

	Moody’s	Fitch	DBRS
Royal Bank of Canada	P-1	F1+ or AA	R-1(high) or AA

Description of Ratings Triggers (1)(2)

A. Party Replacement Triggers

If the ratings of the counterparty falls below the level indicated below, such party is required to be replaced, or in the case of the Cash Manager, obtain a guarantee for its obligations.

Counterparty	Moody’s	Fitch	DBRS
Cash Manager (BMO)	P-1	F2 and BBB+	BBB(low)
Account Bank/GDA Provider (BMO)	P-1	F1 and A	R-1(middle) or AA(low)
Standby Account Bank/GDA Provider (RBC)	P-1	F1 or A	R-1(middle) or A(low)
Servicer (BMO)	Baa2	F2	BBB(low)
Interest Rate Swap Provider (BMO)	P-2 or A3	F3 and BBB-	R-2(high) or BBB(high)
Covered Bond Swap Provider (BMO)	P-2 or A3	F3 and BBB-	R-2(high) or BBB(high)
Paying Agent (BNY Mellon)	P-1	F1 and A	N/A

(1) Where only one rating is expressed, this rating represents the short-term rating (unless otherwise specified) and where two ratings are expressed, the first is short-term and the second is long-term.

(2) The discretion of the Guarantor LP to waive a required action upon a Rating Trigger may be limited by the terms of the Transaction Documents.

BMO Covered Bond Program	Monthly Investor Report - August 2014	1 of 10

BMO Global Registered Covered Bond Program Monthly Investor Report

Calculation Date:	31-Aug-14
Date of Report:	15-Sep-14

B. Summary of Specific Rating Trigger Actions

I) The following actions are required if the Cash Manager (BMO) undergoes a downgrade below the stipulated rating:

	Moody’s	Fitch	DBRS
a) The Servicer will be required to direct amounts received directly into the GDA Account (or Standby GDA Account if applicable) within 2 Canadian business days and the Cash Manager shall immediately remit any funds held at such time for or on behalf of the Guarantor directly into the GDA Account	P-1	F1 or A	R-1(middle) or AA(low)

II) The following actions are required if the Servicer (BMO) undergoes a downgrade below the stipulated rating:

	Moody’s	Fitch	DBRS
a) The Servicer will be required to direct amounts received to the Cash Manager, or GDA as applicable	P-1	F1 or A	R-1(middle) or BBB(low)

III) The Swap Provider is required to transfer credit support or transfer all of its rights and obligations to a replacement third party, or to obtain a guarantee of its rights and obligations from a third party, if the Swap Provider undergoes a downgrade below the stipulated rating:

	Moody’s(3)	Fitch	DBRS
a) Interest Rate Swap Provider	P-1 or A2	F1 and A	R-1(middle) or A
b) Covered Bond Swap Provider	P-1 or A2	F1 and A	R-1(middle) or A

IV) The following actions are required if the Issuer (BMO) undergoes a downgrade below the stipulated rating:

	Moody’s	Fitch	DBRS
a) Mandatory repayment of the Demand Loan	N/A	F2 or BBB+	N/A

b) Cashflows will be exchanged under the Covered Bond Swap Agreement (to the extent not already taking place)	Baa1	BBB+	BBB(high)

c) Transfer of title to Loans to Guarantor(4)	A3	BBB-	BBB(low)

Events of Defaults & Test Compliance
Asset Coverage Test (C$ Equivalent of Outstanding		Pass
Covered Bond < Adjusted Aggregate Asset Amount)
Issuer Event of Default		No
Guarantor LP Event of Default		No

(3) If no short term rating exists, then A1

(4) The transfer of registered title to the Loans to the Guarantor may be deferred if (A) satisfactory assurances are provided to the Guarantor and the Bond Trustee by The Office of the Superintendent of Financial Institutions or such other supervisory authority having jurisdiction over the Seller permitting registered title to the Loans to remain with the Seller until such time as (i) the Loans are to be sold or otherwise disposed of by the Guarantor or the Bond Trustee in the performance of their respective obligations under the Transaction Documents, or (ii) the Guarantor or the Bond Trustee is required to take actions to enforce or otherwise deal with the Loans, and (B) each of the Rating Agencies has confirmed that it will not withdraw or downgrade its then current ratings of the Covered Bonds as a result of such deferral.

Pre-Maturity Test
(Applicable to Hard Bullet Covered Bonds)

Pre-Maturity Required Ratings	Moody’s	Fitch	DBRS(1)
	P-1	F1+	A(high) or A(low)

Following a breach of the Pre-Maturity test in respect of a Series of Hard Bullet Covered Bonds, and unless the Pre-Maturity Liquidity Ledger is otherwise funded from the other sources, the Partnership shall offer to sell Randomly Selected Loans if Final Maturity Date is within 12 months from the Pre-Maturity Test Date

(1) In the case of DBRS, if Final Maturity Date is within six months of the Pre-Maturity Test Date, then A(high), otherwise A(low).

Reserve Fund

Reserve Fund Required Amount Ratings	Moody’s	Fitch	DBRS
Senior		A	A(low)
Short Term	P-1	F1	R-1(middle)

Are the ratings of the Issuer below the Reserve Fund Required Amount Ratings?		No

If the ratings of the Issuer fall below the Reserve Fund Required Amount Ratings, then the Guarantor shall credit or cause to be credited to the Reserve Fund funds up to an amount equal to the Reserve Fund Required Amount.

Reserve Fund Required Amount:         Nil

BMO Covered Bond Program	Monthly Investor Report - August 2014	2 of 10

BMO Global Registered Covered Bond Program Monthly Investor Report

Calculation Date:	31-Aug-14
Date of Report:	15-Sep-14

Asset Coverage Test

C$ Equivalent of Outstanding Covered Bonds	$1,515,000,000

A(1) = Lesser of (i) Sum of LTV adjusted outstanding principal balance and (ii) Sum of Asset percentage adjusted outstanding principal balance	$6,405,155,329		A (i)		6,850,433,507
B = Principal receipts not applied	-		A (ii)		6,405,155,329

C = Cash capital contributions	-	Asset Percentage		93.5%
D = Substitution assets	-	Maximum Asset
E = (i) Reserve fund balance	-	Percentage		95.0%
(ii) Pre - Maturity liquidity ledger balance	-
F = Negative carry factor calculation	-
Total: A + B + C + D + E - F	$6,405,155,329

Asset Coverage Test Pass/Fail	Pass
(1) Market Value as determined by adjusting, not less than quarterly, the Original Market Value utilizing the Indexation Methodology (see Appendix for details) for subsequent price developments.
Valuation Calculation

Trading Value of Covered Bonds	$1,550,148,000

A = Lesser of i) Present value of outstanding loan balance of Performing Eligible Loans(1) and ii) 80% of Market Value(2) of properties securing Performing Eligible Loans, net of adjustments	6,899,349,507		A (i)		6,899,349,507
B = Principal receipts up to calculation date not otherwise applied	-		A (ii)		11,777,468,631
C = Cash capital contributions	-
D = Trading Value of any Substitute Assets	-
E = (i) Reserve Fund Balance, if applicable	-
(ii) Pre - Maturity liquidity ledger balance	-
F = Trading Value of Swap Collateral	-

Total: A + B + C + D + E + F	$6,899,349,507

(1) Present value of expected future cash flows of Loans using current market interest rates offered to BMO clients. The effective weighted average rate used for discounting is 2.88%
(2) Market Value as determined by adjusting, not less than quarterly, the Original Market Value utilizing the Indexation Methodology (see Appendix for details) for subsequent price developments.
Intercompany Loan Balance

Guarantee Loan	$1,620,412,341
Demand Loan	5,499,408,059

Total	$7,119,820,400

Cover Pool Losses

Period end	Write Off Amounts	Loss Percentage (Annualized)
August 31, 2014	$0	0.00%

Cover Pool Flow of Funds

	Current Month	Previous Month
Cash Inflows
Principal receipts	267,134,298	319,912,193
Proceeds for sale of Loans
Revenue Receipts	18,243,029	19,799,458
Swap Receipts	5,896,743	6,032,859
Cash Capital Contribution	-	-
Advances of Intercompany Loans
Guarantee Fee
Cash Outflows
Swap Payment	-	-
Intercompany Loan interest	(11,213,926)	(11,332,624)
Intercompany Loan principal	(262,899,900)	(330,859,100)
Intercompany Loan repayment
Mortgage Top-up Settlement
Misc Partnership Expenses	(102)	(109)
Profit Distribution to Partners	-	(4,236)

Net inflows/(outflows)	17,160,141	3,548,441

Cover Pool - Summary Statistics

Asset Type	Mortgages
Previous Month Ending Balance	7,126,292,902
Aggregate Outstanding Balance	$6,853,835,841
Number of Loans	34,780
Average Loan Size	$197,063
Number of Primary Borrowers	33,926
Number of Properties	34,780
	Original (2)		Indexed (1)
Weighted Average Current Loan to Value (LTV)	62.25%		55.55%
Weighted Average Authorized LTV	69.72%		61.92%
Weighted Average Original LTV	69.72%
Weighted Average Seasoning	28.17	(Months)
Weighted Average Coupon	3.13%
Weighted Average Original Term	54.88	(Months)
Weighted Average Remaining Term	26.71	(Months)
Substitution Assets	Nil

(1) Value as determined by adjusting, not less than quarterly, the Original Market Value utilizing the Indexation Methodology (see Appendix for details) for subsequent price developments.

(2) Value as most recently determined or assessed in accordance with the underwriting policies (whether upon origination or renewal of the Eligible Loan or subsequently thereto).

BMO Covered Bond Program	Monthly Investor Report - August 2014	3 of 10

BMO Global Registered Covered Bond Program Monthly Investor Report

Calculation Date:	31-Aug-14
Date of Report:	15-Sep-14

Cover Pool - Delinquency Distribution

Aging Summary	Number of Loans	Percentage	Principal Balance	Percentage
Current and less than 30 days past due	34,713	99.81	$6,840,879,855	99.81
30 - 59 days past due	33	0.09	$6,590,388	0.10
60 - 89 days past due	12	0.03	$2,963,264	0.04
90 or more days past due	22	0.06	$3,402,334	0.05

Grand Total	34,780	100.00	$6,853,835,841	100.00

Cover Pool - Provincial Distribution

Province	Number of Loans	Percentage	Principal Balance	Percentage

Alberta	4,046	11.63	$904,175,106	13.19
British Columbia	4,039	11.61	$989,649,765	14.44
Manitoba	623	1.79	$94,365,360	1.38
New Brunswick	683	1.96	$79,266,128	1.16
Newfoundland	886	2.55	$134,222,822	1.96
Northwest Territories & Nunavut	-	-	$-	-
Nova Scotia	1,211	3.48	$187,155,452	2.73
Ontario	14,812	42.59	$3,041,350,242	44.37
Prince Edward Island	226	0.65	$29,455,951	0.43
Quebec	7,570	21.77	$1,275,568,692	18.61
Saskatchewan	684	1.97	$118,626,323	1.73
Yukon Territories	-	-	$-	-

Grand Total	34,780	100.00	$6,853,835,841	100.00

Cover Pool - Credit Score Distribution

Credit Score	Number of Loans	Percentage	Principal Balance	Percentage

Less than 600 or Unavailable	794	2.28	$139,395,581	2.03
600 - 650	1,252	3.60	$269,524,151	3.93
651 - 700	3,707	10.66	$823,146,148	12.01
701 - 750	7,750	22.28	$1,686,446,285	24.61
751 - 800	13,882	39.91	$2,744,600,603	40.04
801 and Above	7,395	21.26	$1,190,723,074	17.37

Grand Total	34,780	100.00	$6,853,835,841	100.00

Cover Pool - Rate Type Distribution

Rate Type	Number of Loans	Percentage	Principal Balance	Percentage

Fixed	31,475	90.50	$6,096,428,865	88.95
Variable	3,305	9.50	$757,406,976	11.05

Grand Total	34,780	100.00	$6,853,835,841	100.00

Cover Pool - Mortgage Asset Type Distribution

Mortgage Asset Type	Number of Loans	Percentage	Principal Balance	Percentage
Conventional Amortizing Mortgages	34,780	100.00	$6,853,835,841	100.00

Grand Total	34,780	100.00	$6,853,835,841	100.00

Cover Pool - Occupancy Type Distribution

Occupancy Type	Number of Loans	Percentage	Principal Balance	Percentage
Owner Occupied	29,146	83.80	$5,598,092,914	81.68
Non-Owner Occupied	5,634	16.20	$1,255,742,928	18.32

Grand Total	34,780	100.00	$6,853,835,841	100.00

Cover Pool - Mortgage Rate Distribution

Mortgage Rate (%)	Number of Loans	Percentage	Principal Balance	Percentage
Less than 1.00	-	-	$-	-
1.00 - 3.99	32,522	93.51	$6,566,358,630	95.81
4.00 - 4.49	1,731	4.98	$220,696,963	3.22
4.50 - 4.99	378	1.09	$47,088,174	0.69
5.00 - 5.49	109	0.31	$15,858,385	0.23
5.50 - 5.99	27	0.08	$2,484,965	0.04
6.00 - 6.49	12	0.03	$1,308,731	0.02
6.50 - 6.99	1	0.00	$39,993	0.00
7.00 - 7.49	-	-	$-	-
7.50 - 7.99	-	-	$-	-
8.00 and Above	-	-	$-	-

Grand Total	34,780	100.00	$6,853,835,841	100.00

BMO Covered Bond Program	Monthly Investor Report - August 2014	4 of 10

BMO Global Registered Covered Bond Program Monthly Investor Report

Calculation Date:	31-Aug-14
Date of Report:	15-Sep-14

Cover Pool - Indexed LTV Distribution (1)

Indexed LTV (%)	Number of Loans	Percentage	Principal Balance	Percentage
20.00 and Below	3,858	11.09	$251,306,703	3.67
20.01 - 25.00	1,812	5.21	$193,728,675	2.83
25.01 - 30.00	1,899	5.46	$234,865,945	3.43
30.01 - 35.00	2,100	6.04	$305,933,536	4.46
35.01 - 40.00	1,954	5.62	$324,916,229	4.74
40.01 - 45.00	2,014	5.79	$359,394,178	5.24
45.01 - 50.00	2,076	5.97	$423,289,694	6.18
50.01 - 55.00	2,311	6.64	$526,895,278	7.69
55.01 - 60.00	2,595	7.46	$663,391,680	9.68
60.01 - 65.00	3,569	10.26	$896,333,842	13.08
65.01 - 70.00	5,525	15.89	$1,430,796,579	20.88
70.01 - 75.00	4,734	13.61	$1,157,430,528	16.89
75.01 - 80.00	333	0.96	$85,552,973	1.25
80.01 and Above	-	-	$-	-

Grand Total	34,780	100.00	6,853,835,841	100.00

(1) Value as determined by adjusting, not less than quarterly, the Original Market Value utilizing the Indexation Methodology (see Appendix for details) for subsequent price developments.

Cover Pool - Remaining Term Distribution

Months to Maturity	Number of Loans	Percentage	Principal Balance	Percentage
Less than 12	6,651	19.12	$1,191,677,992	17.39
12 - 17	4,856	13.96	$842,524,805	12.29
18 - 24	3,331	9.58	$658,689,495	9.61
25 - 30	2,336	6.72	$431,262,151	6.29
31 - 36	8,040	23.12	$1,682,711,084	24.55
37 - 42	9,138	26.27	$1,975,514,265	28.82
43 - 48	402	1.16	$67,738,977	0.99
49 - 54	26	0.07	$3,717,072	0.05
55 - 60	-	-	$-	-
61 - 63	-	-	$-	-
72 and Above	-	-	$-	-

Grand Total	34,780	100.00	$6,853,835,841	100.00

Cover Pool - Remaining Principal Balance Distribution

Remaining Principal Balance (C$)	Number of Loans	Percentage	Principal Balance	Percentage
99,999 and Below	8,549	24.58	$545,937,274	7.97
100,000 - 199,999	12,967	37.28	$1,929,947,581	28.16
200,000 - 299,999	7,818	22.48	$1,908,784,353	27.85
300,000 - 399,999	3,067	8.82	$1,046,953,771	15.28
400,000 - 499,999	1,185	3.41	$525,280,727	7.66
500,000 - 599,999	532	1.53	$288,822,989	4.21
600,000 - 699,999	240	0.69	$154,243,997	2.25
700,000 - 799,999	129	0.37	$96,063,425	1.40
800,000 - 899,999	65	0.19	$55,029,390	0.80
900,000 - 999,999	53	0.15	$49,594,914	0.72
1,000,000 - 1,499,999	115	0.33	$137,192,556	2.00
1,500,000 - 2,000,000	40	0.12	$68,786,441	1.00
2,000,000 - 3,000,000	20	0.06	$47,198,423	0.69
3,000,000 and Above	-	-	$-	-

	34,780	100.00	$6,853,835,841	100.00

Cover Pool - Property Type Distribution

Property Type	Number of Loans	Percentage	Principal Balance	Percentage
Condominium	5,630	16.19	$993,385,605	14.49
Multi-Residential	1,864	5.36	$435,476,499	6.35
Single Family	25,211	72.49	$5,026,144,516	73.33
Townhouse	2,075	5.97	$398,829,221	5.82

Grand Total	34,780	100.00	6,853,835,841	100.00

Note: Percentages and totals in the above tables may not add exactly due to rounding.

Cover Pool - Indexed LTV and Delinquency Distribution by Province (1)

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Alberta	20.00 and Below	$27,885,754	$-	$-	$-	$27,885,754
	20.01 - 25	$22,372,099	$-	$-	$-	$22,372,099
	25.01 - 30	$25,038,414	$-	$-	$87,348	$25,125,761
	30.01 - 35	$33,500,491	$-	$-	$-	$33,500,491
	35.01 - 40	$43,890,735	$-	$-	$-	$43,890,735
	40.01 - 45	$40,761,345	$-	$-	$-	$40,761,345
	45.01 - 50	$55,727,513	$-	$-	$157,157	$55,884,670
	50.01 - 55	$73,577,156	$-	$-	$204,498	$73,781,654
	55.01 - 60	$108,458,901	$-	$-	$-	$108,458,901
	60.01 - 65	$164,260,512	$-	$-	$-	$164,260,512
	65.01 - 70	$214,657,147	$-	$-	$-	$214,657,147
	70.01 - 75	$93,596,035	$-	$-	$-	$93,596,035
	75.01 - 80	$-	$-	$-	$-	$-
	80.01 and Above	$-	$-	$-	$-	$-

		903,726,104	-	-	449,002	904,175,106

BMO Covered Bond Program	Monthly Investor Report - August 2014	5 of 10

BMO Global Registered Covered Bond Program Monthly Investor Report

Calculation Date:	31-Aug-14
Date of Report:	15-Sep-14

		Aging Summary
Province	Indexed LTV (%)	Current and less than 30 days past due	30 to 59 days past due	60 to 89 days past due	90 or more days past due	Total
British Columbia	20.00 and Below	$50,442,070	$122,120	$-	$77,829	$50,642,018
	20.01 - 25	$37,003,302	$-	$-	$-	$37,003,302
	25.01 - 30	$40,504,567	$-	$-	$-	$40,504,567
	30.01 - 35	$49,337,360	$145,234	$-	$-	$49,482,594
	35.01 - 40	$49,754,960	$266,017	$-	$212,078	$50,233,055
	40.01 - 45	$55,278,988	$-	$-	$-	$55,278,988
	45.01 - 50	$70,457,504	$-	$-	$-	$70,457,504
	50.01 - 55	$86,754,839	$-	$-	$-	$86,754,839
	55.01 - 60	$92,913,921	$-	$-	$-	$92,913,921
	60.01 - 65	$114,107,333	$492,129	$-	$-	$114,599,462
	65.01 - 70	$131,219,049	$-	$335,299	$-	$131,554,348
	70.01 - 75	$194,574,510	$400,374	$-	$321,867	$195,296,751
	75.01 - 80	$14,928,416	$-	$-	$-	$14,928,416
	80.01 and Above	$-	$-	$-	$-	$-

		987,276,819	1,425,873	335,299	611,774	989,649,765

		Aging Summary
Province	Indexed LTV (%)	Current and less than 30 days past due	30 to 59 days past due	60 to 89 days past due	90 or more days past due	Total
Manitoba	20.00 and Below	$3,088,827	$-	$-	$-	$3,088,827
	20.01 - 25	$2,575,764	$-	$-	$-	$2,575,764
	25.01 - 30	$3,819,792	$-	$-	$-	$3,819,792
	30.01 - 35	$4,546,170	$-	$-	$-	$4,546,170
	35.01 - 40	$3,395,166	$-	$-	$-	$3,395,166
	40.01 - 45	$4,075,586	$-	$-	$-	$4,075,586
	45.01 - 50	$5,183,016	$-	$-	$-	$5,183,016
	50.01 - 55	$8,476,685	$-	$-	$-	$8,476,685
	55.01 - 60	$6,453,706	$-	$-	$-	$6,453,706
	60.01 - 65	$9,014,414	$68,451	$-	$-	$9,082,865
	65.01 - 70	$14,631,854	$-	$-	$-	$14,631,854
	70.01 - 75	$26,347,685	$-	$107,926	$-	$26,455,611
	75.01 - 80	$2,580,317	$-	$-	$-	$2,580,317
	80.01 and Above	$-	$-	$-	$-	$-

		94,188,984	68,451	107,926	-	94,365,360

		Aging Summary
Province	Indexed LTV (%)	Current and less than 30 days past due	30 to 59 days past due	60 to 89 days past due	90 or more days past due	Total
New Brunswick	20.00 and Below	$2,706,701	$-	$-	$-	$2,706,701
	20.01 - 25	$2,315,962	$-	$-	$-	$2,315,962
	25.01 - 30	$1,954,183	$-	$-	$-	$1,954,183
	30.01 - 35	$2,987,845	$68,832	$-	$-	$3,056,677
	35.01 - 40	$3,445,665	$-	$-	$51,782	$3,497,447
	40.01 - 45	$3,987,868	$-	$-	$-	$3,987,868
	45.01 - 50	$4,545,951	$-	$-	$-	$4,545,951
	50.01 - 55	$6,029,401	$-	$-	$-	$6,029,401
	55.01 - 60	$5,874,526	$-	$-	$-	$5,874,526
	60.01 - 65	$10,979,973	$-	$-	$-	$10,979,973
	65.01 - 70	$21,185,932	$-	$-	$-	$21,185,932
	70.01 - 75	$13,131,507	$-	$-	$-	$13,131,507
	75.01 - 80	$-	$-	$-	$-	$-
	80.01 and Above	$-	$-	$-	$-	$-

		79,145,514	68,832	-	51,782	79,266,128

		Aging Summary
Province	Indexed LTV (%)	Current and less than 30 days past due	30 to 59 days past due	60 to 89 days past due	90 or more days past due	Total
Newfoundland	20.00 and Below	$2,221,504	$-	$-	$-	$2,221,504
	20.01 - 25	$1,852,140	$-	$-	$-	$1,852,140
	25.01 - 30	$3,105,559	$-	$-	$-	$3,105,559
	30.01 - 35	$2,778,146	$-	$-	$-	$2,778,146
	35.01 - 40	$4,141,350	$-	$-	$-	$4,141,350
	40.01 - 45	$4,767,282	$-	$-	$-	$4,767,282
	45.01 - 50	$5,636,845	$-	$-	$-	$5,636,845
	50.01 - 55	$9,636,085	$-	$-	$-	$9,636,085
	55.01 - 60	$9,601,686	$-	$-	$-	$9,601,686
	60.01 - 65	$14,622,915	$-	$-	$-	$14,622,915
	65.01 - 70	$41,450,526	$-	$-	$-	$41,450,526
	70.01 - 75	$34,408,784	$-	$-	$-	$34,408,784
	75.01 - 80	$-	$-	$-	$-	$-
	80.01 and Above	$-	$-	$-	$-	$-

		134,222,822	-	-	-	134,222,822

BMO Covered Bond Program	Monthly Investor Report - August 2014	6 of 10

BMO Global Registered Covered Bond Program Monthly Investor Report

Calculation Date:	31-Aug-14
Date of Report:	15-Sep-14

		Aging Summary
Province	Indexed LTV (%)	Current and less than 30 days past due	30 to 59 days past due	60 to 89 days past due	90 or more days past due	Total
Northwest Territories	20.00 and Below	$-	$-	$-	$-	$-
	20.01 - 25	$-	$-	$-	$-	$-
	25.01 - 30	$-	$-	$-	$-	$-
	30.01 - 35	$-	$-	$-	$-	$-
	35.01 - 40	$-	$-	$-	$-	$-
	40.01 - 45	$-	$-	$-	$-	$-
	45.01 - 50	$-	$-	$-	$-	$-
	50.01 - 55	$-	$-	$-	$-	$-
	55.01 - 60	$-	$-	$-	$-	$-
	60.01 - 65	$-	$-	$-	$-	$-
	65.01 - 70	$-	$-	$-	$-	$-
	70.01 - 75	$-	$-	$-	$-	$-
	75.01 - 80	$-	$-	$-	$-	$-
	80.01 and Above	$-	$-	$-	$-	$-

		$-	$-	$-	$-	$-

		Aging Summary
Province	Indexed LTV (%)	Current and less than 30 days past due	30 to 59 days past due	60 to 89 days past due	90 or more days past due	Total
Nova Scotia	20.00 and Below	$3,844,829	$-	$-	$-	$3,844,829
	20.01 - 25	$3,895,884	$-	$-	$-	$3,895,884
	25.01 - 30	$4,307,552	$-	$-	$-	$4,307,552
	30.01 - 35	$6,320,286	$-	$-	$-	$6,320,286
	35.01 - 40	$7,997,936	$-	$-	$-	$7,997,936
	40.01 - 45	$8,175,161	$-	$-	$-	$8,175,161
	45.01 - 50	$8,575,516	$-	$-	$-	$8,575,516
	50.01 - 55	$11,241,826	$-	$-	$69,801	$11,311,627
	55.01 - 60	$11,188,722	$-	$-	$-	$11,188,722
	60.01 - 65	$19,233,090	$-	$-	$-	$19,233,090
	65.01 - 70	$38,239,627	$-	$-	$-	$38,239,627
	70.01 - 75	$37,420,406	$-	$-	$-	$37,420,406
	75.01 - 80	$26,644,816	$-	$-	$-	$26,644,816
	80.01 and Above	$-	$-	$-	$-	$-

		187,085,652	-	-	69,801	187,155,452

		Aging Summary
Province	Indexed LTV (%)	Current and less than 30 days past due	30 to 59 days past due	60 to 89 days past due	90 or more days past due	Total
Nunavut	20.00 and Below	$-	$-	$-	$-	$-
	20.01 - 25	$-	$-	$-	$-	$-
	25.01 - 30	$-	$-	$-	$-	$-
	30.01 - 35	$-	$-	$-	$-	$-
	35.01 - 40	$-	$-	$-	$-	$-
	40.01 - 45	$-	$-	$-	$-	$-
	45.01 - 50	$-	$-	$-	$-	$-
	50.01 - 55	$-	$-	$-	$-	$-
	55.01 - 60	$-	$-	$-	$-	$-
	60.01 - 65	$-	$-	$-	$-	$-
	65.01 - 70	$-	$-	$-	$-	$-
	70.01 - 75	$-	$-	$-	$-	$-
	75.01 - 80	$-	$-	$-	$-	$-
	80.01 and Above	$-	$-	$-	$-	$-

		$-	$-	$-	$-	$-

		Aging Summary
Province	Indexed LTV (%)	Current and less than 30 days past due	30 to 59 days past due	60 to 89 days past due	90 or more days past due	Total
Ontario	20.00 and Below	$121,542,858	$50,343	$42,405	$121,810	$121,757,416
	20.01 - 25	$94,208,361	$-	$-	$-	$94,208,361
	25.01 - 30	$118,341,234	$-	$-	$-	$118,341,234
	30.01 - 35	$153,333,633	$-	$167,819	$-	$153,501,453
	35.01 - 40	$158,019,839	$-	$144,909	$-	$158,164,747
	40.01 - 45	$170,744,156	$252,766	$67,192	$-	$171,064,113
	45.01 - 50	$200,080,441	$-	$-	$-	$200,080,441
	50.01 - 55	$239,744,098	$-	$-	$-	$239,744,098
	55.01 - 60	$308,492,924	$41,938	$-	$-	$308,534,861
	60.01 - 65	$411,179,938	$679,020	$-	$-	$411,858,958
	65.01 - 70	$732,209,631	$438,005	$-	$225,312	$732,872,948
	70.01 - 75	$310,080,202	$596,135	$1,109,795	$714,541	$312,500,673
	75.01 - 80	$18,720,937	$-	$-	$-	$18,720,937
	80.01 and Above	$-	$-	$-	$-	$-

		3,036,698,252	2,058,207	1,532,120	1,061,663	3,041,350,242

BMO Covered Bond Program	Monthly Investor Report - August 2014	7 of 10

BMO Global Registered Covered Bond Program Monthly Investor Report

Calculation Date:	31-Aug-14
Date of Report:	15-Sep-14

		Aging Summary
Province	Indexed LTV (%)	Current and less than 30 days past due	30 to 59 days past due	60 to 89 days past due	90 or more days past due	Total
Prince Edward Island	20.00 and Below	$621,378	$-	$-	$-	$621,378
	20.01 - 25	$919,125	$-	$-	$-	$919,125
	25.01 - 30	$453,716	$-	$-	$-	$453,716
	30.01 - 35	$769,001	$-	$-	$-	$769,001
	35.01 - 40	$806,751	$-	$-	$-	$806,751
	40.01 - 45	$1,550,306	$-	$-	$-	$1,550,306
	45.01 - 50	$962,436	$-	$-	$-	$962,436
	50.01 - 55	$1,746,528	$-	$-	$-	$1,746,528
	55.01 - 60	$3,009,981	$-	$-	$-	$3,009,981
	60.01 - 65	$4,608,240	$-	$-	$-	$4,608,240
	65.01 - 70	$7,213,127	$-	$-	$-	$7,213,127
	70.01 - 75	$6,795,362	$-	$-	$-	$6,795,362
	75.01 - 80	$-	$-	$-	$-	$-
	80.01 and Above	$-	$-	$-	$-	$-

		29,455,951	-	-	-	29,455,951

		Aging Summary
Province	Indexed LTV (%)	Current and less than 30 days past due	30 to 59 days past due	60 to 89 days past due	90 or more days past due	Total
Quebec	20.00 and Below	$35,781,397	$-	$-	$-	$35,781,397
	20.01 - 25	$27,497,636	$58,543	$-	$63,147	$27,619,325
	25.01 - 30	$34,038,143	$-	$82,598	$-	$34,120,741
	30.01 - 35	$47,687,643	$350,356	$-	$-	$48,037,998
	35.01 - 40	$47,554,428	$-	$-	$-	$47,554,428
	40.01 - 45	$64,592,642	$-	$-	$-	$64,592,642
	45.01 - 50	$62,247,347	$248,760	$-	$87,217	$62,583,323
	50.01 - 55	$77,569,708	$98,967	$-	$160,426	$77,829,101
	55.01 - 60	$106,072,195	$494,578	$162,275	$150,224	$106,879,273
	60.01 - 65	$130,593,055	$254,217	$192,745	$210,278	$131,250,296
	65.01 - 70	$199,325,118	$459,591	$-	$382,253	$200,166,962
	70.01 - 75	$416,100,521	$374,198	$-	$-	$416,474,719
	75.01 - 80	$21,825,847	$197,571	$550,301	$104,767	$22,678,487
	80.01 and Above	$-	$-	$-	$-	$-

		1,270,885,679	2,536,781	987,919	1,158,313	1,275,568,692

		Aging Summary
Province	Indexed LTV (%)	Current and less than 30 days past due	30 to 59 days past due	60 to 89 days past due	90 or more days past due	Total
Saskatchewan	20.00 and Below	$2,756,879	$-	$-	$-	$2,756,879
	20.01 - 25	$966,713	$-	$-	$-	$966,713
	25.01 - 30	$3,132,840	$-	$-	$-	$3,132,840
	30.01 - 35	$3,940,720	$-	$-	$-	$3,940,720
	35.01 - 40	$5,234,614	$-	$-	$-	$5,234,614
	40.01 - 45	$5,140,885	$-	$-	$-	$5,140,885
	45.01 - 50	$9,379,992	$-	$-	$-	$9,379,992
	50.01 - 55	$11,481,614	$103,646	$-	$-	$11,585,260
	55.01 - 60	$10,476,103	$-	$-	$-	$10,476,103
	60.01 - 65	$15,837,531	$-	$-	$-	$15,837,531
	65.01 - 70	$28,824,108	$-	$-	$-	$28,824,108
	70.01 - 75	$21,022,081	$328,598	$-	$-	$21,350,679
	75.01 - 80	$-	$-	$-	$-	$-
	80.01 and Above	$-	$-	$-	$-	$-

		118,194,079	432,244	-	-	118,626,323

		Aging Summary
Province	Indexed LTV (%)	Current and less than 30 days past due	30 to 59 days past due	60 to 89 days past due	90 or more days past due	Total
Yukon Territories	20.00 and Below	$-	$-	$-	$-	$-
	20.01 - 25	$-	$-	$-	$-	$-
	25.01 - 30	$-	$-	$-	$-	$-
	30.01 - 35	$-	$-	$-	$-	$-
	35.01 - 40	$-	$-	$-	$-	$-
	40.01 - 45	$-	$-	$-	$-	$-
	45.01 - 50	$-	$-	$-	$-	$-
	50.01 - 55	$-	$-	$-	$-	$-
	55.01 - 60	$-	$-	$-	$-	$-
	60.01 - 65	$-	$-	$-	$-	$-
	65.01 - 70	$-	$-	$-	$-	$-
	70.01 - 75	$-	$-	$-	$-	$-
	75.01 - 80	$-	$-	$-	$-	$-
	80.01 and Above	$-	$-	$-	$-	$-

		$-	$-	$-	$-	$-

(1) Value as determined by adjusting, not less than quarterly, the Original Market Value utilizing the Indexation Methodology (see Appendix for details) for subsequent price developments.

BMO Covered Bond Program	Monthly Investor Report - August 2014	8 of 10

BMO Global Registered Covered Bond Program Monthly Investor Report

Calculation Date:	31-Aug-14
Date of Report:	15-Sep-14

Cover Pool - Current LTV Distribution by Credit Score (1)

	Credit Scores
Indexed LTV (%)	<600	600 - 650	651 - 700	701 - 750	751 - 800	>800	Total
20.00 and Below	$6,095,367	$4,785,159	$13,685,922	$31,606,878	$100,669,722	$94,463,656	$251,306,703
20.01 - 25	$3,653,682	$4,064,114	$12,731,893	$32,026,348	$84,349,531	$56,903,108	$193,728,675
25.01 - 30	$4,543,403	$6,185,915	$19,278,081	$39,031,723	$92,499,579	$73,327,244	$234,865,945
30.01 - 35	$7,746,284	$11,537,301	$29,928,850	$52,617,318	$119,364,986	$84,738,797	$305,933,536
35.01 - 40	$8,594,412	$12,812,623	$31,651,433	$64,412,975	$130,047,419	$77,397,366	$324,916,229
40.01 - 45	$9,166,162	$11,274,454	$32,548,205	$76,152,757	$147,667,574	$82,585,026	$359,394,178
45.01 - 50	$8,224,907	$21,579,916	$47,373,936	$98,729,579	$161,866,889	$85,514,468	$423,289,694
50.01 - 55	$18,538,207	$24,216,094	$52,692,829	$124,406,051	$219,653,125	$87,388,972	$526,895,278
55.01 - 60	$20,459,473	$39,599,170	$82,478,836	$173,251,461	$252,140,221	$95,462,517	$663,391,680
60.01 - 65	$19,703,306	$37,596,935	$124,608,285	$212,530,751	$365,416,008	$136,478,557	$896,333,842
65.01 - 70	$20,526,695	$43,345,936	$187,684,759	$402,672,848	$590,382,590	$186,183,751	$1,430,796,579
70.01 - 75	$10,997,318	$46,417,183	$176,496,945	$350,931,129	$451,942,842	$120,645,110	$1,157,430,528
75.01 - 80	$1,146,364	$6,109,351	$11,986,173	$28,076,466	$28,600,117	$9,634,502	$85,552,973
80.01 and Above	$-	$-	$-	$-	$-	$-	$-

	$139,395,581	$269,524,151	$823,146,148	$1,686,446,285	$2,744,600,603	$1,190,723,074	$6,853,835,841

(1) Market Value as determined by adjusting, not less than quarterly, the Original Market Value utilizing the Indexation Methodology (see Appendix for details) for subsequent price developments.

BMO Covered Bond Program	Monthly Investor Report - August 2014	9 of 10

BMO Global Registered Covered Bond Program Monthly Investor Report

Calculation Date:	31-Aug-14
Date of Report:	15-Sep-14

Appendix Indexation Methodology

Starting July 1, 2014, the Guarantor employs an indexation methodology that meets the requirements provided for in the CMHC Guide to determine indexed valuations for Properties relating to the Loans in the Portfolio (which methodology may be changed from time to time and will, at any time, be disclosed in the then-current Investor Report and each future Investor Report for periods from and after July 1, 2014, the “Indexation Methodology”) for purposes of the Asset Coverage Test, the Amortization Test and the Valuation Calculation as set forth in the Guarantor Agreement, and for all other purposes as required by the CMHC Guide. Any update or other change to the Indexation Methodology must comply with the requirements of the CMHC Guide and will (i) require notice to CMHC and satisfaction of any other conditions specified by CMHC in relation thereto, (ii) if such update or other change constitutes a material amendment thereto, require satisfaction of the Rating Agency Condition, and (iii) if such update or other change is materially prejudicial to the Covered Bondholders, require the consent of the Bond Trustee.

Initially, the Indexation Methodology to be employed by the Guarantor will be based on (i) with respect to Properties located within the cities of Vancouver, Victoria, Calgary, Edmonton, Winnipeg, Ottawa-Gatineau, Hamilton, Toronto, Montreal, Quebec City and Halifax, data provided by Teranet through its House Price IndexTM (the “House Price Index”), and (ii) for Properties located in all other areas of Canada, a property value that is adjusted using the Teranet - National Bank Composite 11 House Price IndexTM (the “Composite 11 House Price Index”), which is calculated as a weighted average of the data for the eleven cities included in the House Price Index.

The data derived by the House Price Index is based on a repeat sales method, which measures the change in price of certain residential properties within the related area based on at least two sales of each such property over time. Such price change data is then used to formulate the House Price Index for the related area. Details of the House Price Index and the Composite 11 House Price Index may be found at www.housepriceindex.ca.

Certain risks are associated with the use of composite indices and statistics including the House Price Index and the Composite 11 House Price Index, such as (i) the data provided with respect to larger geographical areas could mask localized price fluctuations, and (ii) data on the growth rate for each type of dwelling is not available because the data provided combines all dwelling types and, therefore, the data provided may not reflect price fluctuations for the different types of dwellings. Accordingly, no assurance can be given that the valuation of the Properties in the Portfolio using the Indexation Methodology will result in an accurate determination of the actual realizable value of a particular Property or of the Portfolio as a whole. The Bank can give no assurance as to the accuracy of the information provided by the House Price Index or the Composite 11 House Price Index.

BMO Covered Bond Program	Monthly Investor Report - August 2014	10 of 10